Note 10 - Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2018	2019	2020
Income:
Net loss attributable to common shareholders	(11,134)	(30,989)	(28,780)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	36,362	117,104	23,517,479
Loss per share, basic and diluted	(306.20)	(264.63)	(1.22)